Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss from continuing operations	$ (10,121,829)	$ (12,095,765)
Net income (loss) from discontinued operations, net of tax	9,737,003	(2,390,235)
Net loss attributable to High Wire Networks, Inc. common shareholders	$ (384,826)	$ (14,486,000)
Denominator
Weighted average common shares outstanding, basic	963,097	906,834
Income (loss) per share attributable to High Wire Networks, Inc. common shareholders, basic and diluted:
Net loss from continuing operations	$ (10.51)	$ (13.33)
Net income (loss) from discontinued operations, net of taxes	10.11	(2.64)
Net income (loss) per share	$ (0.4)	$ (15.97)